Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167
ALLIANZ FUNDS MULTI-STRATEGY TRUST
Supplement Dated January 24, 2011
to the Statutory Prospectus for Class A, B, C and R Shares of Allianz Multi-Strategy Funds
and to the Statutory Prospectus for Institutional Class, Class P, Administrative Class and Class D Shares of
Allianz Multi-Strategy Funds,
each Dated April 1, 2010 (as revised December 27, 2010)

Disclosure Related to each of
Allianz Global Investors Solutions 2015 Fund,
Allianz Global Investors Solutions 2020 Fund,
Allianz Global Investors Solutions 2030 Fund,
Allianz Global Investors Solutions 2040 Fund,
Allianz Global Investors Solutions 2050 Fund,
Allianz Global Investors Solutions Retirement Income Fund,
Allianz Global Investors Solutions Growth Allocation Fund and
Allianz Global Investors Solutions Core Allocation Fund
(each a “Fund” and, collectively, the “Funds”)

     Within the Fund Summary relating to each of Allianz Global Investors Solutions 2015 Fund, Allianz Global Investors Solutions 2020 Fund, Allianz Global Investors Solutions 2030 Fund, Allianz Global Investors Solutions 2040 Fund, Allianz Global Investors Solutions 2050 Fund and Allianz Global Investors Solutions Retirement Income Fund, the subsection entitled “Management of the Fund — Portfolio Managers” is hereby restated in its entirety as follows:
Stephen Sexauer, Chief Investment Officer of AGIS and Lead Portfolio Manager, has managed the Fund since its inception in 2008.
Paul Pietranico, CFA, Portfolio Manager, has managed the Fund since its inception in 2008.
James Macey, CFA, CAIA, Portfolio Manager, has managed the Fund since January, 2011.
     Within the Fund Summary relating to each of Allianz Global Investors Solutions Growth Allocation Fund and Allianz Global Investors Solutions Core Allocation Fund, the subsection entitled “Management of the Fund — Portfolio Managers” is hereby restated in its entirety as follows:
Stephen Sexauer, Chief Investment Officer of AGIS and Lead Portfolio Manager, has managed the Fund since its inception in 2009.
Paul Pietranico, CFA, Portfolio Manager, has managed the Fund since its inception in 2009.
James Macey, CFA, CAIA, Portfolio Manager, has managed the Fund since January, 2011.
The information relating to the Funds in the second paragraph under “Management of the Funds – Sub-Advisers – AGI Solutions” in the Prospectus is amended to reflect that James Macey has joined Stephen Sexauer and Paul Pietranico in sharing primarily responsible for selecting and allocating the AGI Solutions Funds’ assets among the Underlying Funds and other investments.

     The information relating to the Funds in the table under “Management of the Funds — Sub-Advisers — AGI Solutions” in the Prospectus is hereby restated in its entirety as follows:

Portfolio
Managers	Since	Recent Professional Experience

Stephen Sexauer	2008- 2009* (since inception)	Chief Investment Officer of AGI Solutions since June 2008 and Lead Portfolio Manager. From April 2007-June 2008, Mr. Sexauer was a Managing Director of Allianz Global Investors of America LLC and from May 2003-April 2004, he was a Managing Director and Portfolio Manager of Nicholas-Applegate Capital Management LLC. Prior to that, he was a Portfolio Manager at Morgan Stanley Investment Management from July 1989-March 2002. Mr. Sexauer worked at Salomon Brothers in Fixed Income sales from April 1988-June 1989 and in Technology Systems from November 1986-April 1988. Mr. Sexauer worked in Economic Consulting at Merrill Lynch Economics from June 1982-April 1985 and at Wharton Econometrics from June 1982-April 1985. Mr. Sexauer holds an MBA from the University of Chicago and a BS from the University of Illinois.
Paul Pietranico, CFA	2008- 2009* (since inception)	Portfolio manager focused on manager selection (for multi-manager strategies) and portfolio construction since June 2008. He joined Allianz Global Investors of America L.P. in June 2005 as director of the investment manager due diligence, risk analysis and performance reporting teams. Prior to that, he worked at the Center for Investment Research at Charles Schwab & Co. where he was a director of quantitative mutual fund research and portfolio construction. He worked on the quantitative research and modeling work for Schwab’s proprietary predictive rating system for open-ended mutual funds. He also spent a significant number of years working on research projects relating to Schwab’s investment advice offering including investment advice software tools for retirement planning, portfolio simulation, risk analysis, asset allocation and portfolio construction. He started his career at Schwab as a mutual fund due diligence analyst. Mr. Pietranico holds a BS in physics, an MA in philosophy of science and an MS in Engineering Economic Systems and Operations Research, each from Stanford University.
James Macey, CFA, CAIA	2011	Portfolio manager since January 2011. He joined Allianz Global Investors of America L.P. in 2006 as a member of the investment manager due diligence, risk analysis and performance reporting teams. Prior to that, he worked at Lehman Brothers where he conducted quantitative and fundamental equity research and customized research to investment managers including relative valuation, pair trading and statistical modeling. From 2000-2005, Mr. Macey worked at Bloomberg Financial Markets. Mr. Macey holds an MS in Astrophysics from University College London.

*	The Target Date Funds and Retirement Income Fund commenced operations on December 29, 2008. The Growth Allocation Fund commenced operations on May 4, 2009. The Core Allocation Fund was reorganized into the Trust on May 4, 2009, at which time Messrs. Sexauer and Pietranico began managing the Fund.

ALLIANZ FUNDS MULTI-STRATEGY TRUST
Supplement Dated January 24, 2011
to the Statement of Additional Information of Allianz Multi-Strategy Funds
Dated April 1, 2010 (as revised December 27, 2010)

Disclosure Related to each of
Allianz Global Investors Solutions 2015 Fund,
Allianz Global Investors Solutions 2020 Fund,
Allianz Global Investors Solutions 2030 Fund,
Allianz Global Investors Solutions 2040 Fund,
Allianz Global Investors Solutions 2050 Fund,
Allianz Global Investors Solutions Retirement Income Fund,
Allianz Global Investors Solutions Growth Allocation Fund and
Allianz Global Investors Solutions Core Allocation Fund
(each a “Fund” and, collectively, the “Funds”)

     The subsection captioned “Other Accounts Managed” under “AGI Solutions” in the section titled “Management of the Trust — Portfolio Manager Compensation, Other Accounts Managed, Conflicts of Interest and Corporate Culture” is hereby amended to add the following information:
     The following summarizes information regarding each of the accounts, excluding portfolios of the Funds that were managed by portfolio managers, including amounts managed by a team, committee, or other group that includes the portfolio manager, as of December 31, 2009 unless otherwise indicated.

					Other Registered
	Other Pooled Vehicles		Other Accounts		Investment Companies
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
James Macey[1]	0	0	0	0	0	0

[1]	With respect to Mr. Macey, the information provided is as of December 31, 2010.
     The following table provides information regarding other accounts managed for which management fees are based on the performance of the pooled vehicle:

					Other Registered
	Other Pooled Vehicles		Other Accounts		Investment Companies
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
James Macey[1]	0	0	0	0	0	0

[1]	With respect to Mr. Macey, the information provided is as of December 31, 2010.
     The subsection captioned “Securities Ownership” under “AGI Solutions” in the section titled “Management of the Trust — Portfolio Manager Compensation, Other Accounts Managed, Conflicts of Interest and Corporate Culture” is hereby amended to add the following information:
The following table discloses the dollar range of equity securities beneficially owned by each portfolio manager in the Fund(s) the portfolio manager manages. Except as noted below, the information is as of December 31, 2009.

Dollar Range of Equity Securities
Allianz Global Investors Solutions Retirement Income Fund
James Macey[1]	None
Allianz Global Investors Solutions Core Allocation Fund
James Macey[1]	None

Dollar Range of Equity Securities
Allianz Global Investors Solutions Growth Allocation Fund
James Macey[1]	None
Allianz Global Investors Solutions 2015 Fund
James Macey[1]	None
Allianz Global Investors Solutions 2020 Fund
James Macey[1]	None
Allianz Global Investors Solutions 2030 Fund
James Macey[1]	None
Allianz Global Investors Solutions 2040 Fund
James Macey[1]	$10,001 - $50,000

[1]	With respect to Mr. Macey, the information provided is as of December 31, 2010.